INVESTMENT IN ASSOCIATED COMPANIES (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended					1 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended							3 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2013 SFL Hercules [Member]	Dec. 31, 2013 SFL Hercules [Member]		Dec. 31, 2012 SFL Hercules [Member]		Dec. 31, 2011 SFL Hercules [Member]	May 31, 2013 SFL Hercules [Member]	Oct. 31, 2013 SFL Linus [Member]	Dec. 31, 2013 SFL Linus [Member]		Dec. 31, 2012 SFL Linus [Member]		Dec. 31, 2011 SFL Linus [Member]	Oct. 31, 2013 SFL Deepwater [Member]	Sep. 30, 2008 SFL Deepwater [Member]	Dec. 31, 2013 SFL Deepwater [Member] assets		Dec. 31, 2012 SFL Deepwater [Member]		Dec. 31, 2011 SFL Deepwater [Member]		Sep. 30, 2008 SFL West Polaris [Member]	Dec. 31, 2013 SFL West Polaris [Member]		Dec. 31, 2012 SFL West Polaris [Member]		Dec. 31, 2011 SFL West Polaris [Member]		Jul. 31, 2008 SFL West Polaris [Member]	Mar. 31, 2011 Rig Finance II [Member]	Dec. 31, 2011 Rig Finance II [Member]	May 31, 2011 Rig Finance II [Member]	Dec. 31, 2013 Bluelot Shipping Company [Member]		Dec. 31, 2012 Bluelot Shipping Company [Member]		Dec. 31, 2011 Bluelot Shipping Company [Member]		Dec. 31, 2013 SFL Corte Real [Member]		Dec. 31, 2012 SFL Corte Real [Member]		Dec. 31, 2011 SFL Corte Real [Member]		Dec. 31, 2013 Total [Member]		Dec. 31, 2012 Total [Member]		Dec. 31, 2011 Total [Member]		Jun. 30, 2014 Scenario, Forecast [Member] SFL Linus [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)					100.00%		100.00%		0.00%			100.00%		0.00%		0.00%			100.00%		100.00%		100.00%			100.00%		100.00%		100.00%						100.00%		100.00%		100.00%		100.00%		100.00%		100.00%
Term loan facility, principal amount										$ 375,000,000	$ 475,000,000						$ 390,000,000	$ 1,400,000,000										$ 420,000,000				$ 700,000,000
Term loan facility, term				6 years							5 years						5 years	5 years							5 years
Term loan facility, amount outstanding	1,736,879,000	1,831,200,000			361,200,000														383,300,000		821,900,000					387,000,000		397,500,000
Term loan facility, amount guaranteed					90,000,000														90,000,000							100,000,000																												90,000,000
Number of main assets subject of leases which includes both fixed price call options and fixed price purchase obligations																			1
Investment loan to finance vessel																																				25,000,000
Call option price relating to vessel sold																																			133,100,000
Gain on sale of investment in associated company	0	0	4,064,000																														4,100,000
Summarized balance sheet information [Abstract]
Current assets					56,886,000	[1]	0	[1]				0	[1]	0	[1]				94,981,000	[1]	145,390,000	[1]				34,412,000	[1]	52,776,000	[1]							9,780,000	[1]	3,998,000	[1]			9,857,000	[1]	3,950,000	[1]			205,916,000	[1]	206,114,000	[1]
Non-current assets					429,720,000		0					195,000,000		0					432,755,000		994,390,000					458,558,000		488,297,000								0		0				0		0				1,516,033,000		1,482,687,000
Total assets					486,606,000		0					195,000,000		0					527,736,000		1,139,780,000					492,970,000		541,073,000								9,780,000		3,998,000				9,857,000		3,950,000				1,721,949,000		1,688,801,000
Current liabilities					29,101,000		0					0		0					85,240,000		828,712,000					38,337,000		40,138,000								3,523,000		0				3,646,000		0				159,847,000		868,850,000
Non-current liabilities					453,860,000	[2]	0	[2]				197,317,000	[2]	0	[2]				418,554,000	[2]	160,050,000	[2]				451,384,000	[2]	427,010,000	[2]							0	[2]	0	[2]			0	[2]	0	[2]			1,521,115,000	[2]	587,060,000	[2]
Total liabilities					482,961,000		0					197,317,000		0					503,794,000		988,762,000					489,721,000		467,148,000								3,523,000		0				3,646,000		0				1,680,962,000		1,455,910,000
Total shareholders' equity					3,645,000		0					(2,317,000)		0					23,942,000		151,018,000					3,249,000		73,925,000								6,257,000		3,998,000				6,211,000		3,950,000				40,987,000		232,891,000
Due from parent																																				6,100,000		3,800,000				6,000,000		3,800,000
Due to parent					120,100,000		0					195,000,000		0					115,200,000		154,900,000					100,400,000		67,000,000
Proceeds from Equity Method Investment, Dividends or Distributions																			150,000,000		0		0			73,000,000		0		0
Statement of operations information [Abstract]
Operating revenues					13,832,000							0							46,145,000		69,508,000		76,586,000			23,701,000		37,421,000		46,771,000				3,550,000		19,490,000		19,612,000		14,499,000		19,624,000		19,722,000		14,108,000		122,792,000		146,263,000		155,514,000
Net operating revenues					13,808,000							0							46,109,000		69,485,000		76,583,000			23,681,000		37,418,000		46,767,000				3,544,000		2,261,000		2,266,000		1,731,000		2,262,000		2,265,000		1,686,000		88,121,000		111,434,000		130,311,000
Net income					3,645,000							(38,000)							17,747,000		28,243,000		31,861,000	[3]		2,324,000		10,719,000		12,806,000	[3]			2,818,000 [3]		2,261,000		2,266,000		1,731,000	[3]	2,261,000		2,264,000		1,686,000	[3]	28,200,000		43,492,000		50,902,000	[3]
Interest payable to parent					$ 3,500,000		$ 0		$ 0										$ 9,600,000		$ 13,100,000		$ 13,100,000			$ 6,500,000		$ 6,500,000		$ 6,500,000

[1]	Bluelot and Corte Real current assets at December 31, 2013, include $6.1 million (2012: $3.8 million) and $6.0 million (2012: $3.8 million) due from Ship Finance, respectively – see Note 23 "Related party transactions".
[2]	SFL Deepwater, SFL West Polaris, SFL Hercules and SFL Linus non-current liabilities at December 31, 2013, include $115.2 million (2012: $154.9 million), $100.4 million (2012: $67.0 million), $120.1 million ( 2012: $nil) and $195.0 million (2012: $nil)) due to Ship Finance – see Note 23 "Related party transactions". In the year ended December 31, 2013, SFL Deepwater and SFL West Polaris paid dividends of $150.0 million (2012: $nil; 2011: $nil) and $73.0 million (2012: $nil; 2011: $nil), respectively.
[3]	The net income of SFL Deepwater, SFL West Polaris and SFL Hercules in the year ended December 31, 2013, includes interest payable to Ship Finance amounting to $9.6 million (2012: $13.1 million; 2011: $13.1 million), $6.5 million (2012: $6.5 million; 2011: $6.5 million) and $3.5 million (2012: $nil; 2011: $nil), respectively - see Note 23 "Related party transactions".